Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of detailed information about cash and cash equivalents

	December 31, 2025	December 31, 2024
Cash at banks	$27,779,666	$18,826,019
Short-term deposits	—	35,010
	$27,779,666	$18,861,029